JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Australia — 7.9%
Afterpay Ltd.*	42,725	4,361,571
AGL Energy Ltd.	114,312	999,264
Alumina Ltd.	426,400	547,350
AMP Ltd.	637,669	719,259
Ampol Ltd.	45,788	911,642
APA Group	216,480	1,609,596
Aristocrat Leisure Ltd.	117,814	2,775,442
ASX Ltd.	35,550	1,942,524
Aurizon Holdings Ltd.	343,054	967,647
AusNet Services	331,998	437,039
Australia & New Zealand Banking Group Ltd.	520,840	9,377,191
Bendigo & Adelaide Bank Ltd.	98,458	688,146
BHP Group Ltd.	540,182	18,014,525
BHP Group plc	387,291	10,613,839
BlueScope Steel Ltd.	93,241	1,170,636
Boral Ltd.	188,870	694,248
Brambles Ltd.	271,743	2,186,481
Challenger Ltd.	105,403	532,182
CIMIC Group Ltd.*	13,405	251,406
Coca-Cola Amatil Ltd.	92,126	917,030
Cochlear Ltd.	12,055	1,812,581
Coles Group Ltd.	244,734	3,387,920
Commonwealth Bank of Australia	325,315	20,654,834
Computershare Ltd.	93,250	1,017,799
Crown Resorts Ltd.	65,005	474,739
CSL Ltd.	83,428	17,296,424
Dexus, REIT	200,239	1,371,275
Domino’s Pizza Enterprises Ltd.	11,706	818,603
Evolution Mining Ltd.	313,308	1,118,960
Fortescue Metals Group Ltd.	305,561	5,033,118
Glencore plc*	2,006,011	6,696,321
Goodman Group, REIT	309,430	4,163,991
GPT Group (The), REIT	357,195	1,173,853
Harvey Norman Holdings Ltd.	122,556	496,362
Incitec Pivot Ltd.*	355,073	711,524
Insurance Australia Group Ltd.	424,068	1,563,154
LendLease Corp. Ltd.	126,291	1,151,422
Macquarie Group Ltd.	62,313	6,214,380
Magellan Financial Group Ltd.	26,073	947,305
Medibank Pvt Ltd.	511,038	1,135,167
Mirvac Group, REIT	724,176	1,306,809
National Australia Bank Ltd.	603,341	10,814,944
Newcrest Mining Ltd.	149,741	2,846,046
Northern Star Resources Ltd.	135,869	1,314,840
Orica Ltd.	75,292	873,965
Origin Energy Ltd.	322,955	1,160,841
Qantas Airways Ltd.*	168,323	575,931
QBE Insurance Group Ltd.	269,587	1,653,546
Ramsay Health Care Ltd.	34,003	1,631,607
REA Group Ltd.	9,157	1,017,839
Reece Ltd.(a)	52,126	634,740
Rio Tinto Ltd.	68,072	5,697,555
Rio Tinto plc	198,029	15,023,893
Santos Ltd.	329,149	1,622,317
Scentre Group, REIT	952,364	1,972,958
SEEK Ltd.	64,735	1,379,303
Seven Group Holdings Ltd.	24,362	414,280
Sonic Healthcare Ltd.	87,326	2,282,167
South32 Ltd.	889,180	1,714,921
Stockland, REIT	437,509	1,476,504
Suncorp Group Ltd.	233,997	1,792,773
Sydney Airport*	242,483	1,053,661
Tabcorp Holdings Ltd.	411,451	1,246,854
Telstra Corp. Ltd.	763,809	1,813,948
TPG Telecom Ltd.*	68,229	383,045
Transurban Group	501,802	5,056,207
Treasury Wine Estates Ltd.	133,736	1,023,179
Vicinity Centres, REIT	706,419	821,983
Washington H Soul Pattinson & Co. Ltd.(a)	22,811	472,510
Wesfarmers Ltd.	207,911	8,630,249
Westpac Banking Corp.	662,277	10,617,090
WiseTech Global Ltd.	28,510	675,526
Woodside Petroleum Ltd.	175,103	3,250,183
Woolworths Group Ltd.	232,030	7,216,999
Worley Ltd.	58,380	505,907

		236,931,870

Austria — 0.2%
ANDRITZ AG	13,248	629,351
BAWAG Group AG(b)	12,973	564,037
Erste Group Bank AG	54,447	1,662,768
EVN AG	6,624	154,769
Oesterreichische Post AG(a)	5,796	245,118
OMV AG	26,136	1,096,716
Raiffeisen Bank International AG	24,914	487,031
Strabag SE	2,760	95,123
Telekom Austria AG	26,018	197,970
Verbund AG	12,486	1,125,395
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,576	168,384
voestalpine AG	20,025	730,861

		7,157,523

Belgium — 1.0%
Ackermans & van Haaren NV	4,139	632,615
Ageas SA	34,018	1,741,620
Anheuser-Busch InBev SA/NV	155,245	9,745,151
Elia Group SA/NV	6,090	732,911
Etablissements Franz Colruyt NV	11,452	706,435
Galapagos NV*	8,748	914,799
Groupe Bruxelles Lambert SA	21,599	2,136,578
KBC Group NV*	61,849	4,313,012
Proximus SADP	28,824	607,414
Sofina SA	2,880	930,987
Solvay SA	13,411	1,525,368
Telenet Group Holding NV	8,767	373,555
UCB SA	23,224	2,404,898
Umicore SA	36,599	2,072,950

		28,838,293

Brazil — 0.0%(c)
Yara International ASA	31,494	1,464,479

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Cambodia — 0.0%(c)
NagaCorp Ltd.	450,000	510,908

Chile — 0.0%(c)
Antofagasta plc	62,796	1,224,672

China — 0.5%
Budweiser Brewing Co. APAC Ltd.(b)	315,600	1,055,175
China Evergrande New Energy Vehicle Group Ltd.*(a)	404,000	2,198,749
Chow Tai Fook Jewellery Group Ltd.	398,200	478,078
ESR Cayman Ltd.*(b)	179,200	638,614
Prosus NV*	77,716	9,079,629
Wilmar International Ltd.	521,900	2,065,651

		15,515,896

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR*	18,462	689,035

Denmark — 2.3%
Ambu A/S, Class B	30,757	1,448,420
AP Moller - Maersk A/S, Class A	574	1,082,682
AP Moller - Maersk A/S, Class B	1,143	2,347,914
Carlsberg A/S, Class B	18,676	2,728,416
Chr Hansen Holding A/S*	18,881	1,708,145
Coloplast A/S, Class B	21,832	3,258,818
Danske Bank A/S*	124,965	2,127,390
Demant A/S*(a)	18,968	679,858
DSV Panalpina A/S	37,780	5,894,637
Genmab A/S*	12,050	4,797,643
GN Store Nord A/S	26,085	1,987,233
H Lundbeck A/S	11,316	402,622
Novo Nordisk A/S, Class B	305,782	21,303,290
Novozymes A/S, Class B	38,634	2,318,755
Orsted A/S(b)	33,145	6,295,131
Pandora A/S	18,352	1,765,947
Rockwool International A/S, Class A	1,104	387,138
Rockwool International A/S, Class B	1,335	503,631
Tryg A/S	25,563	795,270
Vestas Wind Systems A/S	36,472	7,831,185

		69,664,125

Finland — 1.4%
Elisa OYJ	27,447	1,634,108
Fortum OYJ	80,258	1,941,273
Huhtamaki OYJ	17,462	856,261
Kesko OYJ, Class A	17,244	419,138
Kesko OYJ, Class B	50,398	1,308,666
Kone OYJ, Class B	73,744	5,799,608
Konecranes OYJ	11,868	431,540
Neles OYJ	23,810	306,464
Neste OYJ	78,989	5,564,033
Nokia OYJ*	1,038,995	4,992,987
Nokian Renkaat OYJ	23,559	862,616
Nordea Bank Abp*	623,820	5,055,883
Orion OYJ, Class A(a)	5,588	258,707
Orion OYJ, Class B	19,516	895,424
Sampo OYJ, Class A	93,071	3,912,855
Stora Enso OYJ, Class A	8,723	164,609
Stora Enso OYJ, Class R	112,296	2,037,910
UPM-Kymmene OYJ	97,611	3,487,840
Wartsila OYJ Abp	88,538	867,863

		40,797,785

France — 9.7%
Adevinta ASA*	42,736	634,091
Aeroports de Paris*	4,911	563,614
Air Liquide SA	86,894	14,211,256
Airbus SE*	112,143	11,276,844
Alstom SA*	45,718	2,478,813
Amundi SA*(b)	11,041	821,688
Arkema SA	12,242	1,354,695
Atos SE*	17,819	1,367,423
AXA SA	381,280	8,447,019
BioMerieux	7,621	1,178,095
BNP Paribas SA*	211,236	10,129,968
Bollore SA	167,893	679,912
Bouygues SA	41,118	1,613,133
Bureau Veritas SA*	53,135	1,394,250
Capgemini SE	29,669	4,287,496
Carrefour SA	106,341	1,803,274
Cie de Saint-Gobain	98,228	4,883,036
Cie Generale des Etablissements Michelin SCA	32,687	4,504,515
Covivio, REIT	8,964	736,037
Credit Agricole SA*	232,890	2,635,876
Danone SA	125,909	8,372,780
Dassault Aviation SA*	427	445,206
Dassault Systemes SE	25,222	5,034,905
Edenred	45,489	2,463,860
Eiffage SA*	14,914	1,353,709
Electricite de France SA*	74,016	920,357
Engie SA*	325,989	5,059,114
EssilorLuxottica SA	54,867	7,761,364
Faurecia SE*	15,545	813,490
Gecina SA, REIT	9,907	1,407,528
Getlink SE*	80,602	1,242,131
Hermes International	6,395	6,525,053
Iliad SA	2,784	514,852
Ipsen SA	7,375	643,409
Kering SA	13,691	8,985,862
Legrand SA	48,830	4,486,841
L’Oreal SA	44,144	15,529,874
LVMH Moet Hennessy Louis Vuitton SE	49,055	29,658,432
Orange SA	376,257	4,415,914
Pernod Ricard SA	36,978	6,968,952
Publicis Groupe SA	41,041	2,124,061
Safran SA*	60,228	7,571,124
Sanofi	210,083	19,757,951
Sartorius Stedim Biotech	4,416	1,848,868
Schneider Electric SE	98,785	14,458,252
SEB SA	4,737	900,210
Societe Generale SA*	145,466	2,711,924
Sodexo SA*	15,401	1,370,319
Suez SA	74,320	1,525,312

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Teleperformance	10,777	3,524,964
Thales SA	19,432	1,743,579
TOTAL SE	462,180	19,480,160
Ubisoft Entertainment SA*	14,477	1,447,471
Unibail-Rodamco-Westfield, REIT(a)	25,521	2,154,981
Valeo SA	44,093	1,641,455
Veolia Environnement SA	96,987	2,584,530
Vinci SA	93,377	8,658,680
Vivendi SA	159,441	4,899,385
Worldline SA*(b)	40,666	3,437,498

		289,445,392

Germany — 8.4%
adidas AG*	33,810	10,720,440
Allianz SE (Registered)	76,499	17,289,483
Aroundtown SA	219,846	1,526,234
BASF SE	168,422	13,016,711
Bayer AG (Registered)	180,148	10,903,079
Bayerische Motoren Werke AG	58,507	4,953,724
Bayerische Motoren Werke AG (Preference)	10,513	686,119
Beiersdorf AG	18,047	1,969,924
Brenntag AG	28,311	2,217,687
Commerzbank AG*	181,423	1,198,658
Continental AG	19,794	2,770,251
Covestro AG(b)	32,684	2,220,285
Daimler AG (Registered)	153,020	10,747,223
Delivery Hero SE*(b)	28,720	4,362,137
Deutsche Bank AG (Registered)*	378,987	3,821,435
Deutsche Boerse AG	34,838	5,593,351
Deutsche Lufthansa AG (Registered)*	54,826	706,298
Deutsche Post AG (Registered)	179,173	8,850,269
Deutsche Telekom AG (Registered)	593,716	10,557,794
Deutsche Wohnen SE	65,983	3,265,271
E.ON SE	411,851	4,356,784
Evonik Industries AG	35,062	1,152,981
Fresenius Medical Care AG & Co. KGaA	38,545	3,118,248
Fresenius SE & Co. KGaA	75,576	3,365,607
GEA Group AG	30,120	1,040,704
Hannover Rueck SE	11,036	1,710,173
HeidelbergCement AG	26,914	1,989,463
Henkel AG & Co. KGaA	18,107	1,693,097
Henkel AG & Co. KGaA (Preference)	32,665	3,383,169
HOCHTIEF AG	4,170	387,724
Infineon Technologies AG	239,469	9,593,991
KION Group AG	13,211	1,140,641
LANXESS AG	16,079	1,211,315
Merck KGaA	23,845	3,974,221
MTU Aero Engines AG	9,775	2,268,129
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	25,691	6,812,178
Porsche Automobil Holding SE (Preference)	28,053	1,948,418
Puma SE*	17,187	1,681,805
RWE AG	124,000	5,326,829
SAP SE	200,494	25,440,297
Sartorius AG (Preference)	6,248	3,105,857
Siemens AG (Registered)	148,074	22,942,617
Siemens Energy AG*	73,287	2,719,707
Symrise AG(a)	23,593	2,935,999
Talanx AG	9,862	368,292
Telefonica Deutschland Holding AG	168,244	461,063
TUI AG(a)	149,447	717,067
Uniper SE	18,118	634,462
United Internet AG (Registered)	21,029	912,564
Volkswagen AG (Preference)	33,654	6,362,312
Vonovia SE	103,767	6,928,527
Zalando SE*(b)	30,349	3,479,848

		250,540,462

Hong Kong — 2.8%
AIA Group Ltd.	2,222,800	26,799,755
ASM Pacific Technology Ltd.	55,900	811,745
Bank of East Asia Ltd. (The)	286,200	619,380
Cathay Pacific Airways Ltd.*(a)	179,636	138,310
CK Asset Holdings Ltd.	448,000	2,235,304
CK Infrastructure Holdings Ltd.	118,500	629,158
CLP Holdings Ltd.	290,500	2,726,218
Dairy Farm International Holdings Ltd.	54,700	235,419
Guoco Group Ltd.	16,000	194,357
Hang Lung Properties Ltd.	321,000	853,028
Hang Seng Bank Ltd.	133,600	2,409,392
Henderson Land Development Co. Ltd.	256,000	1,047,035
HK Electric Investments & HK Electric Investments Ltd.(b)	414,000	408,658
HKT Trust & HKT Ltd.	633,000	833,141
Hong Kong & China Gas Co. Ltd.	1,963,000	2,819,329
Hong Kong Exchanges & Clearing Ltd.	218,500	13,969,189
Hysan Development Co. Ltd.	110,000	398,914
Jardine Matheson Holdings Ltd.	47,800	2,755,059
Jardine Strategic Holdings Ltd.	31,100	808,289
JS Global Lifestyle Co. Ltd.(b)	173,500	390,159
Kerry Properties Ltd.	119,500	309,283
Link, REIT	380,600	3,301,800
MTR Corp. Ltd.	282,000	1,636,529
New World Development Co. Ltd.	265,000	1,226,973
NWS Holdings Ltd.	276,000	265,364
PCCW Ltd.	709,000	394,279
Power Assets Holdings Ltd.	257,000	1,363,811
Sino Land Co. Ltd.	554,000	767,326
Sun Hung Kai Properties Ltd.	280,500	3,831,692
Swire Pacific Ltd., Class A	93,000	581,211
Swire Pacific Ltd., Class B	155,000	157,434
Swire Properties Ltd.	185,200	536,825
Techtronic Industries Co. Ltd.	316,500	4,727,997
WH Group Ltd.(b)	1,744,000	1,413,257
Wharf Real Estate Investment Co. Ltd.	319,000	1,684,833

		83,280,453

Ireland — 0.6%
CRH plc	144,090	5,912,710
Flutter Entertainment plc*	26,083	4,856,498
Kerry Group plc, Class A	28,222	3,829,927
Kingspan Group plc*	28,277	1,921,671
Smurfit Kappa Group plc	46,904	2,258,599

		18,779,405

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Israel — 0.4%
Azrieli Group Ltd.	6,673	405,655
Bank Hapoalim BM*	204,960	1,442,331
Bank Leumi Le-Israel BM	268,856	1,656,787
Bezeq The Israeli Telecommunication Corp. Ltd.*	373,542	384,969
Elbit Systems Ltd.	4,534	625,781
ICL Group Ltd.	126,222	671,522
Israel Discount Bank Ltd., Class A	213,376	824,323
Mizrahi Tefahot Bank Ltd.	25,299	588,377
Nice Ltd.*	11,412	2,975,471
Teva Pharmaceutical Industries Ltd.*	199,841	2,369,950

		11,945,166

Italy — 2.1%
A2A SpA	286,108	463,948
Amplifon SpA*	15,176	601,555
Assicurazioni Generali SpA	225,542	3,849,287
Atlantia SpA*	92,344	1,462,916
Banca Mediolanum SpA	46,240	366,418
Banco BPM SpA*	277,000	606,227
Buzzi Unicem SpA	17,685	435,112
Davide Campari-Milano NV	76,394	821,109
DiaSorin SpA	3,579	782,671
Enel SpA	1,416,845	14,052,258
Eni SpA	467,709	4,724,223
Ferrari NV	23,602	4,911,319
FinecoBank Banca Fineco SpA*	111,246	1,729,852
Freni Brembo SpA*	28,502	387,452
Hera SpA	144,434	504,590
Infrastrutture Wireless Italiane SpA(b)	59,932	643,622
Intesa Sanpaolo SpA*	3,206,680	6,990,907
Leonardo SpA	74,186	514,009
Mediobanca Banca di Credito Finanziario SpA*	134,217	1,194,434
Moncler SpA*	36,445	2,053,755
Nexi SpA*(b)	65,683	1,165,292
Pirelli & C SpA*(a)(b)	79,154	412,221
Poste Italiane SpA(b)	83,846	819,334
Prysmian SpA	49,276	1,587,381
Recordati Industria Chimica e Farmaceutica SpA	18,363	950,271
Salvatore Ferragamo SpA*	11,868	230,840
Snam SpA(a)	388,504	2,037,203
Telecom Italia SpA	2,120,067	907,782
Telecom Italia SpA	1,102,212	521,679
Terna Rete Elettrica Nazionale SpA	258,264	1,872,971
UniCredit SpA*	389,832	3,552,489
UnipolSai Assicurazioni SpA	83,059	210,394

		61,363,521

Japan — 27.2%
ABC-Mart, Inc.	5,600	318,528
Acom Co. Ltd.	82,800	363,983
Advance Residence Investment Corp., REIT	263	780,774
Advantest Corp.	36,700	2,900,294
Aeon Co. Ltd.	159,900	5,009,468
AEON Financial Service Co. Ltd.	22,500	270,207
Aeon Mall Co. Ltd.	18,200	294,637
AGC, Inc.	41,400	1,438,181
Air Water, Inc.	42,300	683,876
Aisin Seiki Co. Ltd.	33,500	1,029,657
Ajinomoto Co., Inc.	100,600	2,378,803
Alfresa Holdings Corp.	39,000	777,463
Alps Alpine Co. Ltd.	34,700	463,718
Amada Co. Ltd.	62,800	707,057
ANA Holdings, Inc.*	28,800	612,458
Aozora Bank Ltd.	21,600	398,096
Asahi Group Holdings Ltd.	88,400	3,568,913
Asahi Intecc Co. Ltd.	41,700	1,369,110
Asahi Kasei Corp.	253,300	2,816,649
Asics Corp.	32,700	575,567
Astellas Pharma, Inc.	339,600	5,512,399
Bandai Namco Holdings, Inc.	40,900	3,487,588
Bank of Kyoto Ltd. (The)	13,600	713,667
Benesse Holdings, Inc.	14,700	283,756
Bridgestone Corp.	112,800	4,202,644
Brother Industries Ltd.	48,000	1,070,331
Calbee, Inc.	21,000	621,040
Canon Marketing Japan, Inc.	10,000	219,421
Canon, Inc.	195,600	4,326,967
Casio Computer Co. Ltd.	42,400	749,082
Central Japan Railway Co.	37,900	5,426,984
Chiba Bank Ltd. (The)	138,000	750,597
Chubu Electric Power Co., Inc.	133,400	1,633,848
Chugai Pharmaceutical Co. Ltd.	117,100	6,127,742
Chugoku Electric Power Co., Inc. (The)	58,500	721,356
Coca-Cola Bottlers Japan Holdings, Inc.	27,600	418,995
Concordia Financial Group Ltd.	220,800	799,092
Cosmos Pharmaceutical Corp.	4,000	609,873
Credit Saison Co. Ltd.	28,300	322,808
CyberAgent, Inc.	18,600	1,164,444
Dai Nippon Printing Co. Ltd.	52,600	906,676
Daicel Corp.	55,200	419,914
Daifuku Co. Ltd.	23,200	2,647,761
Dai-ichi Life Holdings, Inc.	211,700	3,225,629
Daiichi Sankyo Co. Ltd.	335,200	10,790,428
Daikin Industries Ltd.	53,700	11,337,813
Daito Trust Construction Co. Ltd.	12,700	1,323,518
Daiwa House Industry Co. Ltd.	122,400	3,470,144
Daiwa House REIT Investment Corp., REIT	364	980,549
Daiwa Securities Group, Inc.	276,600	1,316,462
DeNA Co. Ltd.	15,300	285,634
Denso Corp.	95,600	5,313,939
Dentsu Group, Inc.	44,200	1,409,775
DIC Corp.	15,100	369,699
Disco Corp.	5,300	1,724,186
East Japan Railway Co.	69,500	4,584,369
Eisai Co. Ltd.	54,800	3,999,496
Electric Power Development Co. Ltd.	30,700	501,212

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
ENEOS Holdings, Inc.	592,200	2,400,037
Ezaki Glico Co. Ltd.	10,500	461,351
FANUC Corp.	35,000	9,137,424
Fast Retailing Co. Ltd.	11,800	10,142,362
Fuji Electric Co. Ltd.	27,600	1,099,747
Fuji Media Holdings, Inc.	9,200	106,793
FUJIFILM Holdings Corp.	73,500	4,210,227
Fujitsu Ltd.	34,300	5,234,177
Fukuoka Financial Group, Inc.	32,800	586,744
GLP J-REIT, REIT	804	1,295,282
GMO Payment Gateway, Inc.	8,000	1,139,753
Hakuhodo DY Holdings, Inc.	55,200	799,891
Hamamatsu Photonics KK	27,300	1,583,459
Hankyu Hanshin Holdings, Inc.	47,500	1,536,863
Harmonic Drive Systems, Inc.	7,400	552,899
Haseko Corp.	48,200	568,143
Hikari Tsushin, Inc.	3,700	775,945
Hino Motors Ltd.	53,300	459,402
Hirose Electric Co. Ltd.	6,000	942,050
Hisamitsu Pharmaceutical Co., Inc.	15,400	922,391
Hitachi Capital Corp.	9,200	226,982
Hitachi Construction Machinery Co. Ltd.	21,500	626,714
Hitachi Ltd.	177,700	7,320,407
Hitachi Metals Ltd.	37,100	591,919
Honda Motor Co. Ltd.	315,400	8,328,675
Hoshizaki Corp.	10,800	958,607
Hoya Corp.	69,200	8,854,410
Hulic Co. Ltd.	89,200	1,008,498
Ibiden Co. Ltd.	24,400	1,132,243
Idemitsu Kosan Co. Ltd.	45,100	1,059,126
Iida Group Holdings Co. Ltd.	32,200	710,316
Inpex Corp.	197,900	1,145,554
Isetan Mitsukoshi Holdings Ltd.	72,500	445,744
Isuzu Motors Ltd.	113,200	1,082,515
ITOCHU Corp.	256,600	7,348,765
Itochu Techno-Solutions Corp.	17,800	627,523
Iyo Bank Ltd. (The)	58,400	335,188
Izumi Co. Ltd.	8,500	305,468
J Front Retailing Co. Ltd.	51,800	429,146
Japan Airlines Co. Ltd.*	25,800	460,525
Japan Airport Terminal Co. Ltd.	13,400	704,962
Japan Exchange Group, Inc.	98,100	2,290,192
Japan Post Holdings Co. Ltd.	272,900	2,170,257
Japan Post Insurance Co. Ltd.	37,300	732,619
Japan Prime Realty Investment Corp., REIT	174	613,895
Japan Real Estate Investment Corp., REIT	260	1,584,399
Japan Retail Fund Investment Corp., REIT	476	903,227
Japan Tobacco, Inc.	200,100	3,974,845
JFE Holdings, Inc.*	108,100	937,913
JGC Holdings Corp.	47,500	538,170
JSR Corp.	39,500	1,205,367
JTEKT Corp.	45,200	401,635
Kajima Corp.	89,600	1,200,515
Kakaku.com, Inc.	23,800	689,308
Kamigumi Co. Ltd.	20,300	358,113
Kaneka Corp.	12,600	452,505
Kansai Electric Power Co., Inc. (The)	155,400	1,523,602
Kansai Paint Co. Ltd.	49,500	1,457,035
Kao Corp.	87,400	6,341,464
Kawasaki Heavy Industries Ltd.*	29,800	633,271
KDDI Corp.	301,700	8,867,787
Keihan Holdings Co. Ltd.	19,600	893,539
Keikyu Corp.	51,700	829,270
Keio Corp.	22,300	1,632,027
Keisei Electric Railway Co. Ltd.	30,500	1,035,593
Kewpie Corp.	21,900	504,992
Keyence Corp.	34,500	18,522,400
Kikkoman Corp.	35,600	2,512,040
Kinden Corp.	25,800	414,572
Kintetsu Group Holdings Co. Ltd.	35,100	1,477,317
Kirin Holdings Co. Ltd.	160,300	3,445,491
Kobayashi Pharmaceutical Co. Ltd.	10,200	1,148,614
Kobe Bussan Co. Ltd.	21,900	606,628
Koito Manufacturing Co. Ltd.	23,500	1,516,209
Komatsu Ltd.	178,700	4,896,291
Konami Holdings Corp.	18,300	1,121,453
Kose Corp.	6,200	996,457
K’s Holdings Corp.	33,600	454,334
Kubota Corp.	210,400	4,622,732
Kuraray Co. Ltd.	62,200	666,376
Kurita Water Industries Ltd.	19,400	787,451
Kyocera Corp.	64,600	4,140,360
Kyowa Kirin Co. Ltd.	48,800	1,446,486
Kyushu Electric Power Co., Inc.	86,100	798,761
Kyushu Financial Group, Inc.	82,800	331,149
Kyushu Railway Co.	28,600	600,630
Lasertec Corp.	14,100	1,888,667
Lawson, Inc.	9,200	446,823
Lion Corp.	55,100	1,259,364
Lixil Corp.	54,300	1,266,293
M3, Inc.	78,400	6,599,297
Mabuchi Motor Co. Ltd.	10,500	432,987
Makita Corp.	51,200	2,443,254
Marubeni Corp.	302,500	2,009,904
Marui Group Co. Ltd.	41,300	740,143
Maruichi Steel Tube Ltd.	14,300	308,737
Matsui Securities Co. Ltd.	22,900	178,078
Matsumotokiyoshi Holdings Co. Ltd.	17,200	682,154
Mazda Motor Corp.	110,400	787,050
McDonald’s Holdings Co. Japan Ltd.	12,300	599,806
Mebuki Financial Group, Inc.	217,100	420,325
Medipal Holdings Corp.	38,700	792,373
MEIJI Holdings Co. Ltd.	26,800	1,829,367
Mercari, Inc.*	18,300	881,687
MINEBEA MITSUMI, Inc.	79,400	1,762,165
MISUMI Group, Inc.	52,800	1,719,164
Mitsubishi Chemical Holdings Corp.	265,000	1,812,581
Mitsubishi Corp.	256,800	6,505,288
Mitsubishi Electric Corp.	392,900	5,993,614
Mitsubishi Estate Co. Ltd.	254,100	4,019,859
Mitsubishi Gas Chemical Co., Inc.	38,300	876,341
Mitsubishi Heavy Industries Ltd.	60,100	1,726,271

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Mitsubishi Logistics Corp.	14,700	409,337
Mitsubishi Materials Corp.	23,600	501,445
Mitsubishi Motors Corp.*	130,500	296,699
Mitsubishi UFJ Financial Group, Inc.	2,373,600	10,718,657
Mitsubishi UFJ Lease & Finance Co. Ltd.	103,100	504,487
Mitsui & Co. Ltd.	301,100	5,586,784
Mitsui Chemicals, Inc.	37,700	1,080,282
Mitsui Fudosan Co. Ltd.	177,200	3,596,741
Mitsui OSK Lines Ltd.	22,000	597,266
Mizuho Financial Group, Inc.	467,800	6,166,697
MonotaRO Co. Ltd.	22,400	1,122,431
MS&AD Insurance Group Holdings, Inc.	88,200	2,537,635
Murata Manufacturing Co. Ltd.	117,800	11,314,461
Nabtesco Corp.	22,800	1,022,763
Nagoya Railroad Co. Ltd.	35,800	911,816
Nankai Electric Railway Co. Ltd.	22,600	549,026
NEC Corp.	49,900	2,714,999
Nexon Co. Ltd.	82,600	2,506,365
NGK Insulators Ltd.	51,500	901,891
NGK Spark Plug Co. Ltd.	30,400	567,082
NH Foods Ltd.	18,800	805,642
Nidec Corp.	100,500	13,374,360
Nihon M&A Center, Inc.	27,000	1,563,539
Nikon Corp.	61,400	489,323
Nintendo Co. Ltd.	21,700	12,491,288
Nippon Building Fund, Inc., REIT	294	1,775,776
Nippon Express Co. Ltd.	15,900	1,080,271
Nippon Paint Holdings Co. Ltd.	36,500	3,282,257
Nippon Prologis REIT, Inc., REIT	450	1,466,949
Nippon Sanso Holdings Corp.	39,100	753,736
Nippon Shinyaku Co. Ltd.	11,000	809,805
Nippon Shokubai Co. Ltd.	6,200	347,251
Nippon Steel Corp.*	172,500	1,992,652
Nippon Telegraph & Telephone Corp.	236,000	5,898,539
Nippon Television Holdings, Inc.	9,200	105,750
Nippon Yusen KK	30,200	695,617
Nissan Chemical Corp.	27,000	1,537,893
Nissan Motor Co. Ltd.*	440,600	2,271,606
Nisshin Seifun Group, Inc.	49,900	839,916
Nissin Foods Holdings Co. Ltd.	15,400	1,331,085
Nitori Holdings Co. Ltd.	15,800	3,135,716
Nitto Denko Corp.	28,800	2,610,504
NOK Corp.	24,100	314,478
Nomura Holdings, Inc.	555,100	2,937,062
Nomura Real Estate Holdings, Inc.	23,400	522,660
Nomura Real Estate Master Fund, Inc., REIT	858	1,306,368
Nomura Research Institute Ltd.	71,500	2,408,435
NSK Ltd.	87,500	793,339
NTT Data Corp.	116,400	1,671,636
Obayashi Corp.	133,600	1,119,062
Obic Co. Ltd.	12,300	2,301,378
Odakyu Electric Railway Co. Ltd.	63,700	1,851,599
Oji Holdings Corp.	189,500	1,145,631
Olympus Corp.	236,100	4,268,871
Omron Corp.	38,000	3,366,670
Ono Pharmaceutical Co. Ltd.	90,500	2,701,345
Oracle Corp.	6,000	706,908
Orient Corp.	110,400	125,573
Oriental Land Co. Ltd.	41,600	6,510,874
ORIX Corp.	240,900	3,865,455
Orix JREIT, Inc., REIT	524	878,663
Osaka Gas Co. Ltd.	78,000	1,442,430
Otsuka Corp.	20,100	1,012,055
Otsuka Holdings Co. Ltd.	102,100	4,359,817
Pan Pacific International Holdings Corp.	110,300	2,476,877
Panasonic Corp.	432,400	5,613,522
Park24 Co. Ltd.*	20,600	391,264
PeptiDream, Inc.*	17,800	1,039,162
Persol Holdings Co. Ltd.	34,800	652,698
Pigeon Corp.	22,200	998,888
Pola Orbis Holdings, Inc.	18,800	376,361
Rakuten, Inc.	146,900	1,445,895
Recruit Holdings Co. Ltd.	311,200	13,536,399
Renesas Electronics Corp.*	185,500	2,116,823
Resona Holdings, Inc.	404,000	1,402,434
Ricoh Co. Ltd.	128,800	976,554
Rinnai Corp.	7,200	752,029
Rohm Co. Ltd.	15,900	1,613,260
Ryohin Keikaku Co. Ltd.	50,200	1,200,323
Santen Pharmaceutical Co. Ltd.	75,800	1,253,643
SBI Holdings, Inc.	44,500	1,110,908
SCSK Corp.	9,200	511,684
Secom Co. Ltd.	39,500	3,579,058
Sega Sammy Holdings, Inc.	31,200	496,922
Seibu Holdings, Inc.	50,300	461,919
Seiko Epson Corp.	58,900	1,003,356
Sekisui Chemical Co. Ltd.	82,800	1,493,396
Sekisui House Ltd.	117,200	2,264,358
Seria Co. Ltd.	8,500	295,979
Seven & i Holdings Co. Ltd.	144,500	5,518,170
Seven Bank Ltd.	136,200	300,057
SG Holdings Co. Ltd.	93,000	2,383,838
Sharp Corp.	38,300	795,564
Shimadzu Corp.	50,500	1,930,676
Shimamura Co. Ltd.	4,700	521,977
Shimano, Inc.	15,500	3,634,331
Shimizu Corp.	131,000	922,799
Shin-Etsu Chemical Co. Ltd.	72,500	12,620,704
Shinsei Bank Ltd.	29,300	359,161
Shionogi & Co. Ltd.	51,300	2,785,079
Shiseido Co. Ltd.	73,200	4,752,110
Shizuoka Bank Ltd. (The)	106,500	774,197
Showa Denko KK	27,600	658,473
SMC Corp.	11,500	6,959,374
SoftBank Corp.	293,000	3,848,983
SoftBank Group Corp.	302,800	23,458,823
Sohgo Security Services Co. Ltd.	15,700	772,561
Sojitz Corp.	220,400	510,210
Sompo Holdings, Inc.	68,600	2,739,357
Sony Corp.	231,500	22,157,481
Square Enix Holdings Co. Ltd.	16,300	937,309
Stanley Electric Co. Ltd.	28,100	879,039

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Subaru Corp.	112,000	2,151,547
SUMCO Corp.	46,300	976,377
Sumitomo Chemical Co. Ltd.	303,600	1,429,165
Sumitomo Corp.	218,400	2,899,161
Sumitomo Dainippon Pharma Co. Ltd.	33,000	536,452
Sumitomo Electric Industries Ltd.	144,000	1,922,187
Sumitomo Heavy Industries Ltd.	22,400	623,337
Sumitomo Metal Mining Co. Ltd.	50,100	2,172,238
Sumitomo Mitsui Financial Group, Inc.	251,700	7,819,898
Sumitomo Mitsui Trust Holdings, Inc.	68,800	2,058,342
Sumitomo Realty & Development Co. Ltd.	86,000	2,595,980
Sumitomo Rubber Industries Ltd.	32,300	297,257
Sundrug Co. Ltd.	12,600	499,894
Suntory Beverage & Food Ltd.	23,100	806,936
Suzuken Co. Ltd.	14,600	565,441
Suzuki Motor Corp.	90,100	4,066,041
Sysmex Corp.	30,300	3,534,870
T&D Holdings, Inc.	110,400	1,286,582
Taiheiyo Cement Corp.	23,300	580,101
Taisei Corp.	37,300	1,208,413
Taisho Pharmaceutical Holdings Co. Ltd.	10,100	660,535
Takeda Pharmaceutical Co. Ltd.	288,900	10,160,507
TBS Holdings, Inc.	6,100	118,826
TDK Corp.	23,700	3,832,100
Teijin Ltd.	33,700	616,524
Terumo Corp.	132,400	5,145,816
THK Co. Ltd.	23,900	759,442
TIS, Inc.	42,300	940,612
Tobu Railway Co. Ltd.	38,600	1,089,230
Toho Co. Ltd.	26,500	1,026,476
Toho Gas Co. Ltd.	18,000	1,058,148
Tohoku Electric Power Co., Inc.	89,700	769,850
Tokio Marine Holdings, Inc.	128,600	6,316,946
Tokyo Century Corp.	9,800	795,515
Tokyo Electric Power Co. Holdings, Inc.*	145,200	556,974
Tokyo Electron Ltd.	28,800	10,951,283
Tokyo Gas Co. Ltd.	71,800	1,573,334
Tokyo Tatemono Co. Ltd.	38,600	521,119
Tokyu Corp.	104,100	1,224,029
Tokyu Fudosan Holdings Corp.	110,400	623,834
Toppan Printing Co. Ltd.	61,600	876,078
Toray Industries, Inc.	299,900	1,956,764
Toshiba Corp.	78,900	2,576,573
Tosoh Corp.	58,500	1,003,140
TOTO Ltd.	28,900	1,600,652
Toyo Seikan Group Holdings Ltd.	29,500	316,146
Toyo Suisan Kaisha Ltd.	18,500	910,465
Toyoda Gosei Co. Ltd.	13,600	359,679
Toyota Boshoku Corp.	15,600	252,225
Toyota Industries Corp.	37,700	2,969,653
Toyota Motor Corp.	466,800	32,739,412
Toyota Tsusho Corp.	43,300	1,691,280
Trend Micro, Inc.	26,200	1,441,917
Tsumura & Co.	12,800	416,499
Tsuruha Holdings, Inc.	6,600	876,418
Unicharm Corp.	81,500	3,655,230
United Urban Investment Corp., REIT	569	774,134
USS Co. Ltd.	37,200	732,528
Welcia Holdings Co. Ltd.	18,700	633,528
West Japan Railway Co.	35,200	1,876,546
Workman Co. Ltd.	4,300	354,616
Yakult Honsha Co. Ltd.	29,000	1,481,229
Yamada Holdings Co. Ltd.	141,900	723,382
Yamaha Corp.	29,500	1,662,513
Yamaha Motor Co. Ltd.	57,300	1,264,111
Yamato Holdings Co. Ltd.	66,400	1,647,435
Yamazaki Baking Co. Ltd.	31,500	579,950
Yaskawa Electric Corp.	48,800	2,502,875
Yokogawa Electric Corp.	43,600	942,561
Yokohama Rubber Co. Ltd. (The)	25,700	404,785
Z Holdings Corp.	486,500	3,022,299
ZOZO, Inc.	17,500	490,053

		813,111,015

Jordan — 0.0%(c)
Hikma Pharmaceuticals plc	29,421	966,167

Luxembourg — 0.2%
ArcelorMittal SA*	126,794	2,776,705
Eurofins Scientific SE*	22,016	2,113,246
RTL Group SA*	7,167	409,951

		5,299,902

Macau — 0.2%
Galaxy Entertainment Group Ltd.	391,000	2,950,005
MGM China Holdings Ltd.	140,000	210,976
Sands China Ltd.	443,600	1,761,689
SJM Holdings Ltd.	386,000	413,871
Wynn Macau Ltd.*	253,200	401,162

		5,737,703

Mexico — 0.0%(c)
Fresnillo plc	33,772	455,068

Netherlands — 4.5%
Adyen NV*(b)	5,547	11,587,829
Aegon NV	256,502	1,063,525
Akzo Nobel NV	35,608	3,624,876
Argenx SE*	8,590	2,504,817
ASML Holding NV	78,054	41,669,442
EXOR NV	20,795	1,541,361
GrandVision NV(b)	11,040	328,241
HAL Trust	15,654	2,226,240
Heineken Holding NV	18,456	1,626,042
Heineken NV	43,304	4,516,282
ING Groep NV*	715,264	6,359,673
JDE Peet’s NV*	12,829	494,927
Koninklijke Ahold Delhaize NV	203,067	5,828,946
Koninklijke DSM NV	33,280	5,817,789
Koninklijke KPN NV	647,752	2,023,578
Koninklijke Philips NV*	167,061	9,106,358
Koninklijke Vopak NV	12,142	614,540
NN Group NV	59,969	2,497,801

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Randstad NV*	22,806	1,424,869
Royal Dutch Shell plc, Class A	752,045	13,916,065
Royal Dutch Shell plc, Class B	679,608	11,844,545
Wolters Kluwer NV	49,054	4,075,912

		134,693,658

New Zealand — 0.3%
a2 Milk Co. Ltd. (The)*	136,403	1,124,912
Auckland International Airport Ltd.*	221,353	1,177,577
Contact Energy Ltd.	131,190	765,648
Fisher & Paykel Healthcare Corp. Ltd.	106,066	2,628,705
Fletcher Building Ltd.*	151,334	672,664
Mercury NZ Ltd.	114,828	585,600
Meridian Energy Ltd.	229,660	1,172,262
Ryman Healthcare Ltd.	75,566	839,465
Spark New Zealand Ltd.	339,578	1,165,891

		10,132,724

Norway — 0.6%
Aker ASA, Class A	4,369	343,027
Aker BP ASA	19,946	495,400
DNB ASA*	162,045	3,154,769
Equinor ASA	197,256	3,535,064
Gjensidige Forsikring ASA	34,846	801,318
Kongsberg Gruppen ASA*	16,634	321,759
Leroy Seafood Group ASA	51,480	358,583
Mowi ASA	82,402	1,828,312
Norsk Hydro ASA	250,158	1,104,747
Orkla ASA	148,819	1,446,622
Salmar ASA	9,936	595,968
Schibsted ASA, Class A*	14,496	545,351
Schibsted ASA, Class B*	18,436	593,062
Storebrand ASA*	86,054	658,567
Telenor ASA	117,684	1,941,363

		17,723,912

Portugal — 0.2%
EDP — Energias de Portugal SA	509,346	3,196,900
Galp Energia SGPS SA	83,294	836,034
Jeronimo Martins SGPS SA	45,084	737,240

		4,770,174

Russia — 0.1%
Evraz plc	98,824	675,701
Polymetal International plc	51,046	1,101,762

		1,777,463

Singapore — 1.1%
Ascendas, REIT	581,900	1,342,636
CapitaLand Integrated Commercial Trust, REIT	824,472	1,317,217
CapitaLand Ltd.	459,700	1,104,959
City Developments Ltd.	84,100	454,256
ComfortDelGro Corp. Ltd.	365,900	434,172
DBS Group Holdings Ltd.	329,900	6,221,007
Frasers Property Ltd.	74,400	68,609
Genting Singapore Ltd.	1,048,800	673,105
Great Eastern Holdings Ltd.	10,400	163,971
Jardine Cycle & Carriage Ltd.	20,600	333,100
Keppel, REIT	312,200	285,308
Keppel Corp. Ltd.	265,800	999,047
Mapletree Commercial Trust, REIT	394,000	609,568
Mapletree North Asia Commercial Trust, REIT(b)	386,400	283,200
Olam International Ltd.	138,000	164,746
Oversea-Chinese Banking Corp. Ltd.	733,400	5,684,037
SATS Ltd.*	119,300	344,382
Sembcorp Industries Ltd.	167,500	206,955
Singapore Airlines Ltd.*	238,950	737,066
Singapore Exchange Ltd.	147,700	1,097,268
Singapore Technologies Engineering Ltd.	274,400	765,051
Singapore Telecommunications Ltd.	1,259,000	2,230,377
Suntec, REIT	388,700	465,718
United Overseas Bank Ltd.	279,300	4,907,250
UOL Group Ltd.	85,400	468,803
Venture Corp. Ltd.	50,600	752,017

		32,113,825

South Africa — 0.3%
Anglo American plc	249,955	8,221,882

Spain — 2.4%
Acciona SA	3,864	579,103
ACS Actividades de Construccion y Servicios SA	49,564	1,544,614
Aena SME SA*(b)	13,523	2,085,475
Amadeus IT Group SA*	82,606	5,273,839
Banco Bilbao Vizcaya Argentaria SA	1,222,693	5,578,804
Banco Santander SA*	3,047,276	8,894,711
Bankia SA	213,928	366,669
CaixaBank SA	658,470	1,661,646
Cellnex Telecom SA(b)	71,404	4,183,121
EDP Renovaveis SA	27,122	742,763
Enagas SA	45,522	1,002,876
Endesa SA	58,300	1,489,988
Ferrovial SA	92,279	2,212,251
Grifols SA	53,956	1,588,340
Grifols SA (Preference), Class B	47,890	848,784
Iberdrola SA	1,059,620	14,346,402
Industria de Diseno Textil SA	205,739	6,101,852
Mapfre SA	179,832	330,033
Naturgy Energy Group SA	62,230	1,607,705
Red Electrica Corp. SA	79,433	1,508,265
Repsol SA	274,372	2,695,348
Siemens Gamesa Renewable Energy SA	41,194	1,689,932
Telefonica SA	928,226	4,005,198

		70,337,719

Sweden — 3.5%
Alfa Laval AB*	55,068	1,443,154
Assa Abloy AB, Class B	181,858	4,497,672
Atlas Copco AB, Class A	118,520	6,430,107
Atlas Copco AB, Class B	71,575	3,351,143
Axfood AB	19,119	459,481
Boliden AB	50,878	1,667,111
Castellum AB	44,111	1,058,283
Electrolux AB, Series B	46,516	1,136,424
Elekta AB, Class B	66,660	957,806
Epiroc AB, Class A	114,851	2,200,418

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Epiroc AB, Class B	71,702	1,230,714
EQT AB	38,437	1,198,116
Essity AB, Class A	5,127	166,272
Essity AB, Class B	111,175	3,551,022
Evolution Gaming Group AB(b)	29,087	2,830,542
Fabege AB	49,798	742,069
Fastighets AB Balder, Class B*	18,067	902,887
Getinge AB, Class B	40,563	1,046,293
Hennes & Mauritz AB, Class B*	139,390	2,980,070
Hexagon AB, Class B	51,706	4,505,980
Hexpol AB	47,620	520,437
Holmen AB, Class B	16,996	778,067
Husqvarna AB, Class A	4,757	59,639
Husqvarna AB, Class B	75,906	939,154
ICA Gruppen AB	17,195	861,891
Industrivarden AB, Class A*	29,891	1,006,123
Industrivarden AB, Class C*	30,987	985,485
Intrum AB	11,823	321,406
Investment AB Latour, Class B	22,982	515,072
Investor AB, Class A(a)	23,512	1,722,172
Investor AB, Class B	83,522	6,126,284
Kinnevik AB, Class B*	44,385	2,177,503
L E Lundbergforetagen AB, Class B*	11,833	621,501
Lundin Energy AB	35,206	956,303
Nibe Industrier AB, Class B	65,277	2,178,907
Saab AB, Class B*	15,176	424,772
Sandvik AB*	200,116	4,983,912
Securitas AB, Class B	58,694	904,393
Skandinaviska Enskilda Banken AB, Class A*(a)	294,613	3,205,240
Skanska AB, Class B	73,406	1,896,815
SKF AB, Class A(a)	1,695	46,530
SKF AB, Class B	68,868	1,884,889
SSAB AB, Class A*	43,204	184,410
SSAB AB, Class B*	117,179	450,784
Svenska Cellulosa AB SCA, Class A*	5,796	103,483
Svenska Cellulosa AB SCA, Class B*	109,947	1,936,703
Svenska Handelsbanken AB, Class A*	281,402	2,805,295
Svenska Handelsbanken AB, Class B*(a)	6,349	72,479
Swedbank AB, Class A*(a)	170,347	3,205,210
Swedish Match AB	29,791	2,297,267
Swedish Orphan Biovitrum AB*	35,344	667,343
Tele2 AB, Class B	91,593	1,264,060
Telefonaktiebolaget LM Ericsson, Class A	11,316	158,440
Telefonaktiebolaget LM Ericsson, Class B	489,104	6,158,528
Telia Co. AB	450,212	1,972,960
Trelleborg AB, Class B*	44,860	1,014,612
Volvo AB, Class A*	39,816	984,793
Volvo AB, Class B*	290,156	7,149,051

		105,897,477

Switzerland — 9.3%
ABB Ltd. (Registered)	349,864	10,319,726
Adecco Group AG (Registered)	29,940	1,870,212
Alcon, Inc.*	90,160	6,470,547
Baloise Holding AG (Registered)	8,978	1,503,470
Barry Callebaut AG (Registered)	452	1,002,392
Chocoladefabriken Lindt & Spruengli AG	186	1,611,533
Chocoladefabriken Lindt & Spruengli AG (Registered)	21	1,953,692
Cie Financiere Richemont SA (Registered)	95,812	8,899,410
Coca-Cola HBC AG*	36,811	1,086,758
Credit Suisse Group AG (Registered)	426,402	5,593,359
EMS-Chemie Holding AG (Registered)	1,285	1,212,012
Geberit AG (Registered)	6,811	4,168,786
Givaudan SA (Registered)	1,441	5,805,460
Julius Baer Group Ltd.	41,076	2,485,317
Kuehne + Nagel International AG (Registered)	9,266	2,108,534
LafargeHolcim Ltd. (Registered)*	94,061	5,086,419
Lonza Group AG (Registered)	13,655	8,721,444
Mediclinic International plc*	87,158	344,648
Nestle SA (Registered)	528,291	59,219,617
Novartis AG (Registered)	452,387	40,961,464
Partners Group Holding AG	3,391	4,004,065
Roche Holding AG	4,975	1,752,822
Roche Holding AG	128,829	44,460,445
Schindler Holding AG	7,452	1,966,767
Schindler Holding AG (Registered)	3,588	943,850
SGS SA (Registered)	943	2,860,116
Sika AG (Registered)	26,121	7,107,835
Sonova Holding AG (Registered)*	9,958	2,402,260
STMicroelectronics NV	120,269	4,819,258
Straumann Holding AG (Registered)	2,098	2,325,484
Swatch Group AG (The)	5,393	1,553,461
Swatch Group AG (The) (Registered)	10,875	612,411
Swiss Life Holding AG (Registered)	5,842	2,663,691
Swiss Re AG	52,112	4,594,286
Swisscom AG (Registered)	4,658	2,535,250
Temenos AG (Registered)	12,034	1,519,557
UBS Group AG (Registered)	702,456	10,125,086
Vifor Pharma AG	8,004	1,086,929
Zurich Insurance Group AG	27,590	11,031,773

		278,790,146

United Arab Emirates — 0.0%
NMC Health plc*‡	300	—

United Kingdom — 11.9%
3i Group plc	178,173	2,699,949
Admiral Group plc	46,856	1,846,634
Ashtead Group plc	83,287	4,179,915
ASOS plc*	12,832	784,033
Associated British Foods plc*	65,556	1,893,651
AstraZeneca plc	240,641	24,548,077
Auto Trader Group plc*(b)	177,805	1,370,800
AVEVA Group plc	21,294	1,056,807
Aviva plc	720,235	3,294,416

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
BAE Systems plc	591,318	3,731,054
Barclays plc*	2,991,575	5,457,219
Barratt Developments plc*	186,799	1,626,819
Berkeley Group Holdings plc	23,084	1,320,158
BP plc	3,691,403	13,717,088
British American Tobacco plc	418,931	15,223,064
British Land Co. plc (The), REIT	172,384	1,054,170
BT Group plc*	1,608,518	2,758,082
Bunzl plc	61,597	1,977,245
Burberry Group plc*	74,738	1,751,615
Centrica plc*	1,065,908	753,235
CK Hutchison Holdings Ltd.	494,500	3,412,559
CNH Industrial NV*	182,280	2,322,688
Coca-Cola European Partners plc	36,681	1,704,566
Compass Group plc*	327,493	5,849,936
ConvaTec Group plc(b)	293,246	804,386
Croda International plc	26,118	2,244,023
DCC plc	18,604	1,399,572
Derwent London plc, REIT	20,544	889,280
Diageo plc	427,513	17,163,446
Direct Line Insurance Group plc	250,986	1,030,138
DS Smith plc*	253,766	1,259,590
easyJet plc*	58,655	580,867
Entain plc*	106,076	1,795,183
Experian plc	169,835	5,936,180
G4S plc*	283,348	1,005,691
GlaxoSmithKline plc	918,351	17,054,977
Halma plc	69,616	2,346,492
Hargreaves Lansdown plc	50,380	1,173,768
Hiscox Ltd.*	65,680	837,747
HSBC Holdings plc*	3,794,465	19,854,954
Imperial Brands plc	174,091	3,494,286
Informa plc*	275,618	1,875,400
InterContinental Hotels Group plc*	34,422	2,120,645
Intertek Group plc	29,527	2,223,773
ITV plc*	662,760	958,078
J Sainsbury plc	315,440	1,053,478
JD Sports Fashion plc*	80,336	817,781
Johnson Matthey plc	36,502	1,468,447
Kingfisher plc*	391,038	1,484,458
Land Securities Group plc, REIT	137,534	1,151,543
Legal & General Group plc	1,096,266	3,646,031
Lloyds Banking Group plc*	12,946,895	5,809,691
London Stock Exchange Group plc	58,145	6,902,689
M&G plc	476,749	1,143,744
Marks & Spencer Group plc*	356,706	688,946
Meggitt plc*	141,123	763,138
Melrose Industries plc*	891,378	2,038,700
Mondi plc	89,036	2,096,790
National Grid plc	692,399	8,042,696
Natwest Group plc*	845,039	1,696,558
Next plc*	24,430	2,579,170
Ocado Group plc*	111,779	4,243,221
Pearson plc	139,659	1,547,294
Persimmon plc	58,298	2,029,261
Phoenix Group Holdings plc	150,337	1,385,468
Prudential plc	477,068	7,632,815
Reckitt Benckiser Group plc	135,058	11,450,003
RELX plc	363,931	9,010,382
Rentokil Initial plc*	337,088	2,287,762
Rightmove plc*	162,669	1,331,576
Rolls-Royce Holdings plc*	1,534,382	1,914,906
Royal Mail plc*	182,394	1,007,628
RSA Insurance Group plc	187,638	1,729,842
Sage Group plc (The)	205,475	1,654,492
Schroders plc	22,792	1,062,871
Schroders plc (Non-Voting)	8,832	280,142
Segro plc, REIT	218,476	2,843,352
Severn Trent plc	44,083	1,393,593
Smith & Nephew plc	162,260	3,416,189
Smiths Group plc	72,059	1,391,751
Spirax-Sarco Engineering plc	13,474	2,037,140
SSE plc	193,081	3,911,226
St James’s Place plc	98,492	1,576,265
Standard Chartered plc*	486,151	2,941,553
Standard Life Aberdeen plc	405,722	1,670,221
Subsea 7 SA*	42,254	394,990
Tate & Lyle plc	85,226	802,712
Taylor Wimpey plc*	676,248	1,349,668
Tesco plc	1,792,097	5,864,457
THG plc*	67,635	668,151
Travis Perkins plc*	46,240	850,925
Unilever plc	481,946	28,075,853
United Utilities Group plc	125,144	1,577,415
Vodafone Group plc	4,914,270	8,392,335
Weir Group plc (The)*	47,896	1,237,441
Whitbread plc*	37,202	1,413,789
Wm Morrison Supermarkets plc	444,088	1,089,080
WPP plc	225,952	2,361,113

		355,592,998

United States — 0.6%
Carnival plc	32,942	518,984
Ferguson plc	42,574	4,943,215
James Hardie Industries plc, CHDI*	81,366	2,274,248
QIAGEN NV*	41,647	2,257,654
Stellantis NV	404,837	6,155,863
Tenaris SA	86,054	664,473

		16,814,437

TOTAL COMMON STOCKS (Cost $2,639,574,392)		2,980,585,255

	No. of Rights
RIGHTS — 0.0%(c)
Spain — 0.0%(c)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2021* (Cost $26,123)	50,288	24,777

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(d)(e) (Cost $4,824,400)	4,824,400	4,824,400

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(d)(e)	8,996,302	8,997,201
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)	1,424,600	1,424,600

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $10,421,801)		10,421,801

TOTAL SHORT-TERM INVESTMENTS (Cost $15,246,201)		15,246,201

Total Investments — 100.2% (Cost $2,654,846,716)		2,995,856,233
Liabilities in Excess of Other Assets — (0.2)%		(5,425,390)

Net Assets — 100.0%		2,990,430,843

Percentages indicated are based on net assets.

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	8.2%
Banks	7.6
Insurance	4.8
Chemicals	3.8
Machinery	3.5
Food Products	3.4
Metals & Mining	3.2
Oil, Gas & Consumable Fuels	3.1
Automobiles	3.0
Textiles, Apparel & Luxury Goods	2.8
Capital Markets	2.7
Semiconductors & Semiconductor Equipment	2.6
Health Care Equipment & Supplies	2.2
Electrical Equipment	2.2
Electric Utilities	2.2
Electronic Equipment, Instruments & Components	2.1
Personal Products	2.0
Beverages	1.9
Diversified Telecommunication Services	1.8
IT Services	1.8
Real Estate Management & Development	1.7
Professional Services	1.6
Wireless Telecommunication Services	1.6
Food & Staples Retailing	1.5
Household Durables	1.5
Trading Companies & Distributors	1.4
Equity Real Estate Investment Trusts (REITs)	1.4
Hotels, Restaurants & Leisure	1.4
Software	1.4
Industrial Conglomerates	1.3
Building Products	1.1
Aerospace & Defense	1.1
Auto Components	1.1
Biotechnology	1.0
Multi-Utilities	1.0
Specialty Retail	1.0
Road & Rail	1.0
Others (each less than 1.0%)	12.5
Short-Term Investments	0.5

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $9,757,258.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	86	03/2021	USD	9,112,560	86,138

Abbreviations

EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$236,931,870	$—		$236,931,870
Austria	461,477	6,696,046	—		7,157,523
Belgium	—	28,838,293	—		28,838,293
Brazil	—	1,464,479	—		1,464,479
Cambodia	—	510,908	—		510,908
Chile	—	1,224,672	—		1,224,672
China	—	15,515,896	—		15,515,896
Colombia	—	689,035	—		689,035
Denmark	—	69,664,125	—		69,664,125
Finland	423,316	40,374,469	—		40,797,785
France	1,848,868	287,596,524	—		289,445,392
Germany	2,719,707	247,820,755	—		250,540,462
Hong Kong	808,289	82,472,164	—		83,280,453
Ireland	4,180,270	14,599,135	—		18,779,405
Israel	—	11,945,166	—		11,945,166
Italy	—	61,363,521	—		61,363,521
Japan	—	813,111,015	—		813,111,015
Jordan	—	966,167	—		966,167
Luxembourg	—	5,299,902	—		5,299,902
Macau	—	5,737,703	—		5,737,703
Mexico	—	455,068	—		455,068
Netherlands	6,965,492	127,728,166	—		134,693,658
New Zealand	—	10,132,724	—		10,132,724
Norway	1,828,312	15,895,600	—		17,723,912
Portugal	3,934,140	836,034	—		4,770,174
Russia	—	1,777,463	—		1,777,463
Singapore	—	32,113,825	—		32,113,825
South Africa	—	8,221,882	—		8,221,882
Spain	—	70,337,719	—		70,337,719
Sweden	324,712	105,572,765	—		105,897,477
Switzerland	—	278,790,146	—		278,790,146
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	3,457,245	352,135,753	—		355,592,998
United States	8,413,517	8,400,920	—		16,814,437

Total Common Stocks	35,365,345	2,945,219,910	—	(a)	2,980,585,255

Rights	24,777	—	—		24,777
Short-Term Investments
Investment Companies	4,824,400	—	—		4,824,400
Investment of cash collateral from securities loaned	10,421,801	—	—		10,421,801

Total Short-Term Investments	15,246,201	—	—		15,246,201

Total Investments in Securities	$50,636,323	$2,945,219,910	$—	(a)	$2,995,856,233

Appreciation in Other Financial Instruments
Futures Contracts	$86,138	$—	$—		$86,138

(a)	Value is zero.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	$19,997,201	$38,000,000	$49,000,000	$(200)	$200	$8,997,201	8,996,302	$5,874	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,320,963	35,291,024	36,187,387	—	—	1,424,600	1,424,600	247	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	5,136,138	27,274,509	27,586,247	—	—	4,824,400	4,824,400	372	—

Total	$27,454,302	$100,565,533	$112,773,634	$(200)	$200	$15,246,201		$6,493	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.